Schedule of Investments (unaudited) July 31, 2020	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.8%
Boeing Co. (The)
2.70%, 02/01/27 (Call 12/01/26)	$1,083	$1,047,683
2.80%, 03/01/27 (Call 12/01/26)	386	374,590
5.04%, 05/01/27 (Call 03/01/27)	1,366	1,479,255
General Dynamics Corp.
2.63%, 11/15/27 (Call 08/15/27)	455	504,076
3.50%, 04/01/27 (Call 02/01/27)	581	675,860
Hexcel Corp., 3.95%, 02/15/27 (Call 11/15/26)	390	422,639
Howmet Aerospace Inc., 5.90%, 02/01/27(a)	150	166,725
Northrop Grumman Corp., 3.20%, 02/01/27 (Call 11/01/26)(a)	823	932,673
Raytheon Technologies Corp.
3.13%, 05/04/27 (Call 02/04/27)	998	1,118,628
3.50%, 03/15/27 (Call 12/15/26)(b)	1,254	1,428,971
7.20%, 08/15/27(a)(b)	193	264,410

		8,415,510

Agriculture — 1.8%
BAT Capital Corp.
3.56%, 08/15/27 (Call 05/15/27)	3,627	3,985,057
4.70%, 04/02/27 (Call 02/02/27)	132	153,911
Bunge Ltd. Finance Corp., 3.75%, 09/25/27 (Call 06/25/27)	600	647,952
Philip Morris International Inc., 3.13%, 08/17/27 (Call 05/17/27)	525	593,922

		5,380,842

Airlines — 0.6%
American Airlines Pass Through Trust
Series 2015-1, Class A, 3.38%, 05/01/27	715	593,250
Series 2015-2, Class AA, 3.60%, 09/22/27(a)	292	272,850
Southwest Airlines Co.
3.45%, 11/16/27 (Call 08/16/27)	469	463,588
5.13%, 06/15/27 (Call 04/15/27)	595	625,922

		1,955,610

Apparel — 0.7%
NIKE Inc., 2.75%, 03/27/27 (Call 01/27/27)(a)	948	1,058,508
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	557	526,928
VF Corp., 2.80%, 04/23/27 (Call 02/23/27)	361	389,963

		1,975,399

Auto Manufacturers — 1.5%
American Honda Finance Corp., 2.35%, 01/08/27(a)	484	519,501
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	665	720,408
6.80%, 10/01/27 (Call 08/01/27)	904	1,106,487
General Motors Financial Co. Inc., 4.35%, 01/17/27 (Call 10/17/26)(a)	1,028	1,124,920
Toyota Motor Credit Corp., 3.20%, 01/11/27	872	989,214

		4,460,530

Auto Parts & Equipment — 0.6%
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	913	967,305
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	673	705,997

		1,673,302

Banks — 13.2%
Banco Santander SA, 4.25%, 04/11/27	845	962,032
Bank of America Corp.
3.25%, 10/21/27 (Call 10/21/26)	2,195	2,450,454
Series L, 4.18%, 11/25/27 (Call 11/25/26)	1,774	2,044,766
Bank of New York Mellon Corp. (The), 3.25%, 05/16/27 (Call 02/16/27)	726	831,386
Citigroup Inc., 4.45%, 09/29/27	3,341	3,889,592

Security	Par (000)	Value

Banks (continued)
Fifth Third Bancorp., 2.55%, 05/05/27 (Call 04/05/27)	$282	$306,348
Goldman Sachs Group Inc. (The)
3.85%, 01/26/27 (Call 01/26/26)	1,594	1,812,426
5.95%, 01/15/27	826	1,040,256
ING Groep NV, 3.95%, 03/29/27	1,300	1,514,331
JPMorgan Chase & Co.
3.63%, 12/01/27 (Call 12/01/26)	888	1,000,492
4.25%, 10/01/27	1,306	1,535,960
8.00%, 04/29/27	400	555,236
KeyCorp, 2.25%, 04/06/27	445	474,922
Lloyds Banking Group PLC, 3.75%, 01/11/27(a)	1,070	1,213,573
Manufacturers & Traders Trust Co., 3.40%, 08/17/27	380	426,660
Mitsubishi UFJ Financial Group Inc.
3.29%, 07/25/27	993	1,108,257
3.68%, 02/22/27	821	936,236
Mizuho Financial Group Inc.
3.17%, 09/11/27	829	912,687
3.66%, 02/28/27	640	718,592
Morgan Stanley
3.63%, 01/20/27	2,464	2,832,368
3.95%, 04/23/27	1,821	2,081,294
PNC Bank N.A., 3.10%, 10/25/27 (Call 09/25/27)(a)	925	1,056,535
PNC Financial Services Group Inc. (The), 3.15%, 05/19/27 (Call 04/19/27)	523	594,808
Santander Holdings USA Inc., 4.40%, 07/13/27 (Call 04/14/27)	926	1,030,481
Sumitomo Mitsui Financial Group Inc.
3.35%, 10/18/27	635	709,460
3.36%, 07/12/27	1,423	1,595,624
3.45%, 01/11/27	1,109	1,245,806
U.S. Bancorp., Series X, 3.15%, 04/27/27 (Call 03/27/27)	1,296	1,477,220
Wells Fargo & Co., 4.30%, 07/22/27	2,191	2,522,323
Westpac Banking Corp., 3.35%, 03/08/27	840	970,276

		39,850,401

Beverages — 1.7%
Coca-Cola Co. (The)
1.45%, 06/01/27	252	261,611
2.90%, 05/25/27	560	632,660
3.38%, 03/25/27	1,072	1,241,194
Constellation Brands Inc., 3.50%, 05/09/27 (Call 02/09/27)	399	452,346
Keurig Dr Pepper Inc., 3.43%, 06/15/27 (Call 03/15/27)	554	626,397
PepsiCo Inc.
2.63%, 03/19/27 (Call 01/19/27)(a)	183	203,747
3.00%, 10/15/27 (Call 07/15/27)	1,624	1,848,696

		5,266,651

Biotechnology — 1.1%
Amgen Inc.
2.20%, 02/21/27 (Call 12/21/26)	185	197,824
3.20%, 11/02/27 (Call 08/02/27)(a)	1,420	1,621,640
Gilead Sciences Inc., 2.95%, 03/01/27 (Call 12/01/26)(a)	1,278	1,440,945

		3,260,409

Building Materials — 0.9%
Carrier Global Corp., 2.49%, 02/15/27 (Call 12/15/26)(b)	1,120	1,181,925
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)	130	143,937
3.50%, 12/15/27 (Call 09/15/27)	506	565,319
Masco Corp., 3.50%, 11/15/27 (Call 08/15/27)	278	297,721
Vulcan Materials Co., 3.90%, 04/01/27 (Call 01/01/27)	420	469,879

		2,658,781

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals — 1.4%
Air Products and Chemicals Inc., 1.85%, 05/15/27 (Call 03/15/27)	$195	$207,472
Ecolab Inc., 3.25%, 12/01/27 (Call 09/01/27)	395	452,208
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	857	961,031
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)(a)	675	729,959
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)(a)	250	270,430
Sherwin-Williams Co. (The), 3.45%, 06/01/27 (Call 03/01/27)	1,438	1,648,983

		4,270,083

Commercial Services — 0.6%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)(a)	1,060	1,222,222
S&P Global Inc., 2.95%, 01/22/27 (Call 10/22/26)	589	657,719

		1,879,941

Computers — 4.3%
Apple Inc.
2.90%, 09/12/27 (Call 06/12/27)	1,705	1,927,980
3.00%, 06/20/27 (Call 03/20/27)	914	1,035,452
3.00%, 11/13/27 (Call 08/13/27)	1,145	1,305,369
3.20%, 05/11/27 (Call 02/11/27)	1,462	1,672,967
3.35%, 02/09/27 (Call 11/09/26)	1,736	2,001,660
Dell International LLC/EMC Corp., 6.10%, 07/15/27 (Call 05/15/27)(b)	437	515,673
DXC Technology Co., 4.75%, 04/15/27 (Call 01/15/27)(a)	470	528,628
HP Inc., 3.00%, 06/17/27 (Call 04/17/27)	848	912,423
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	792	823,767
3.30%, 01/27/27	620	705,622
6.22%, 08/01/27	520	692,484
NetApp Inc., 2.38%, 06/22/27 (Call 04/22/27)	498	520,051
Seagate HDD Cayman, 4.88%, 06/01/27 (Call 03/01/27)(a)	418	465,104

		13,107,180

Cosmetics & Personal Care — 0.8%
Estee Lauder Companies Inc. (The), 3.15%, 03/15/27 (Call 12/15/26)(a)	405	461,992
Procter & Gamble Co. (The)
2.80%, 03/25/27	76	85,948
2.85%, 08/11/27	761	871,581
Unilever Capital Corp., 2.90%, 05/05/27 (Call 02/05/27)	795	897,277

		2,316,798

Diversified Financial Services — 5.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 07/21/27 (Call 04/21/27)	879	798,738
Air Lease Corp.
3.63%, 04/01/27 (Call 01/01/27)	467	460,966
3.63%, 12/01/27 (Call 09/01/27)	435	427,588
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	1,814	2,098,852
Capital One Financial Corp.
3.65%, 05/11/27 (Call 04/11/27)	462	514,978
3.75%, 03/09/27 (Call 02/09/27)	1,534	1,723,618
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	726	833,172
Charles Schwab Corp. (The), 3.20%, 03/02/27 (Call 12/02/26)	665	752,328
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	931	1,032,721
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	348	382,664
GE Capital Funding LLC, 4.05%, 05/15/27 (Call 03/15/27)(b)	50	53,238
Intercontinental Exchange Inc., 3.10%, 09/15/27 (Call 06/15/27)	603	689,826
Jefferies Group LLC, 6.45%, 06/08/27	225	267,325

Security	Par (000)	Value

Diversified Financial Services (continued)
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27	$749	$849,179
Lazard Group LLC, 3.63%, 03/01/27 (Call 12/01/26)	335	361,421
Mastercard Inc., 3.30%, 03/26/27 (Call 01/26/27)	962	1,110,754
ORIX Corp., 3.70%, 07/18/27(a)	310	350,790
Synchrony Financial, 3.95%, 12/01/27 (Call 09/01/27)	895	941,728
Visa Inc.
1.90%, 04/15/27 (Call 02/15/27)	699	747,615
2.75%, 09/15/27 (Call 06/15/27)	1,006	1,130,724

		15,528,225

Electric — 5.5%
American Electric Power Co. Inc., 3.20%, 11/13/27 (Call 08/13/27)(a)	460	512,528
Appalachian Power Co., Series X, 3.30%, 06/01/27 (Call 03/01/27)	315	344,786
Arizona Public Service Co., 2.95%, 09/15/27 (Call 06/15/27)	45	49,718
Black Hills Corp., 3.15%, 01/15/27 (Call 07/15/26)	378	407,703
CenterPoint Energy Houston Electric LLC, Series AA, 3.00%, 02/01/27 (Call 11/01/26)	394	433,388
CMS Energy Corp., 3.45%, 08/15/27 (Call 05/15/27)(a)	306	346,010
Commonwealth Edison Co., Series 122, 2.95%, 08/15/27 (Call 05/15/27)	440	495,532
Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/27 (Call 12/15/26)	391	439,605
Consolidated Edison Co. of New York Inc., Series B, 3.13%, 11/15/27 (Call 08/15/27)	355	399,528
DTE Energy Co., 3.80%, 03/15/27 (Call 12/15/26)	532	599,660
Duke Energy Corp., 3.15%, 08/15/27 (Call 05/15/27)(a)	679	767,453
Duke Energy Florida LLC, 3.20%, 01/15/27 (Call 10/15/26)	705	808,931
Edison International, 5.75%, 06/15/27 (Call 04/15/27)	580	678,542
Entergy Louisiana LLC, 3.12%, 09/01/27 (Call 06/01/27)	476	533,710
Evergy Kansas Central Inc., 3.10%, 04/01/27 (Call 01/01/27)	275	303,919
FirstEnergy Corp., Series B, 3.90%, 07/15/27 (Call 04/15/27)	1,070	1,174,400
Georgia Power Co., 3.25%, 03/30/27 (Call 12/30/26)	385	426,226
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	331	374,666
ITC Holdings Corp., 3.35%, 11/15/27 (Call 08/15/27)(a)	541	607,943
MidAmerican Energy Co., 3.10%, 05/01/27 (Call 02/01/27)	395	448,862
National Rural Utilities Cooperative Finance Corp., 3.05%, 04/25/27 (Call 01/25/27)	310	345,461
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	1,318	1,527,338
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	670	760,423
Pacific Gas & Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	100	99,852
3.30%, 12/01/27 (Call 09/01/27)	600	635,574
Public Service Electric & Gas Co., 3.00%, 05/15/27 (Call 02/15/27)	317	354,935
Sempra Energy, 3.25%, 06/15/27 (Call 03/15/27)(a)	681	767,433
Union Electric Co., 2.95%, 06/15/27 (Call 03/15/27)	298	332,717
Virginia Electric & Power Co., Series A, 3.50%, 03/15/27 (Call 12/15/26)	1,039	1,196,346
Wisconsin Power & Light Co., 3.05%, 10/15/27 (Call 07/15/27)	242	270,762

		16,443,951

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 1.80%, 10/15/27 (Call 08/15/27)	98	104,345

Electronics — 0.5%
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27 (Call 07/01/27)(a)	375	401,216

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)	$35	$36,825
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	608	718,535
Tyco Electronics Group SA, 3.13%, 08/15/27 (Call 05/15/27)	389	428,962

		1,585,538

Environmental Control — 0.5%
Republic Services Inc., 3.38%, 11/15/27 (Call 08/15/27)(a)	553	639,517
Waste Management Inc., 3.15%, 11/15/27 (Call 08/15/27)	776	870,532

		1,510,049

Food — 1.8%
General Mills Inc., 3.20%, 02/10/27 (Call 11/10/26)(a)	613	699,096
JM Smucker Co. (The), 3.38%, 12/15/27 (Call 09/15/27)	420	472,202
Kellogg Co., 3.40%, 11/15/27 (Call 08/15/27)	497	563,946
Kroger Co. (The), 3.70%, 08/01/27 (Call 05/01/27)	622	725,407
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	767	872,555
Sysco Corp., 3.25%, 07/15/27 (Call 04/15/27)	659	708,168
Tyson Foods Inc., 3.55%, 06/02/27 (Call 03/02/27)	1,185	1,351,492

		5,392,866

Forest Products & Paper — 0.7%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27 (Call 08/02/27)	440	463,905
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	652	712,558
International Paper Co., 3.00%, 02/15/27 (Call 11/15/26)	807	890,928

		2,067,391

Gas — 0.7%
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)(a)	563	631,911
National Fuel Gas Co., 3.95%, 09/15/27 (Call 06/15/27)	280	280,457
NiSource Inc., 3.49%, 05/15/27 (Call 02/15/27)	1,006	1,152,544

		2,064,912

Hand & Machine Tools — 0.0%
Snap-On Inc., 3.25%, 03/01/27 (Call 12/01/26)	75	83,531

Health Care – Products — 0.5%
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	492	571,389
Thermo Fisher Scientific Inc., 3.20%, 08/15/27 (Call 05/15/27)(a)	736	837,598

		1,408,987

Health Care – Services — 2.3%
Anthem Inc., 3.65%, 12/01/27 (Call 09/01/27)	1,495	1,721,343
HCA Inc., 4.50%, 02/15/27 (Call 08/15/26)	1,070	1,229,184
Humana Inc., 3.95%, 03/15/27 (Call 12/15/26)	545	627,088
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	265	298,888
Laboratory Corp. of America Holdings, 3.60%, 09/01/27 (Call 06/01/27)	636	728,125
UnitedHealth Group Inc.
2.95%, 10/15/27	720	815,839
3.38%, 04/15/27	587	676,441
3.45%, 01/15/27	684	791,306

		6,888,214

Home Furnishings — 0.2%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)(a)	502	524,861

Household Products & Wares — 0.4%
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	480	530,899
Clorox Co. (The), 3.10%, 10/01/27 (Call 07/01/27)	475	540,417

		1,071,316

Insurance — 1.6%
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	472	517,364

Security	Par (000)	Value

Insurance (continued)
Aon Corp., 8.21%, 01/01/27(a)	$500	$621,345
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	363	395,329
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)(a)	1,134	1,180,551
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/10/27)	474	527,652
Manulife Financial Corp., 2.48%, 05/19/27 (Call 03/19/27)	75	79,725
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)(a)	328	361,125
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	401	431,608
Progressive Corp. (The), 2.45%, 01/15/27(a)	500	547,095
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)	225	241,789

		4,903,583

Internet — 3.5%
Alibaba Group Holding Ltd., 3.40%, 12/06/27 (Call 09/06/27)(a)	2,285	2,596,948
Amazon.com Inc.
1.20%, 06/03/27 (Call 04/03/27)	142	145,929
3.15%, 08/22/27 (Call 05/22/27)(a)	3,348	3,869,317
Baidu Inc., 3.63%, 07/06/27(a)	485	537,574
Booking Holdings Inc., 4.50%, 04/13/27 (Call 02/13/27)	791	933,823
E*TRADE Financial Corp., 3.80%, 08/24/27 (Call 05/24/27)	385	432,521
eBay Inc., 3.60%, 06/05/27 (Call 03/05/27)	896	1,020,311
TD Ameritrade Holding Corp., 3.30%, 04/01/27 (Call 01/01/27)	826	940,046

		10,476,469

Machinery — 0.6%
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	509	551,125
John Deere Capital Corp.
1.75%, 03/09/27	77	81,147
2.80%, 09/08/27	728	824,031
Otis Worldwide Corp., 2.29%, 04/05/27 (Call 02/05/27)(b)	285	305,574

		1,761,877

Manufacturing — 1.5%
3M Co., 2.88%, 10/15/27 (Call 07/15/27)(a)	910	1,031,121
Carlisle Companies Inc., 3.75%, 12/01/27 (Call 09/01/27)	475	537,111
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)	715	804,497
General Electric Co., 3.45%, 05/01/27 (Call 03/01/27)	1,008	1,060,033
Parker-Hannifin Corp., 3.25%, 03/01/27 (Call 12/01/26)	530	589,874
Textron Inc., 3.65%, 03/15/27 (Call 12/15/26)	385	412,901

		4,435,537

Media — 1.8%
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	1,357	1,463,253
3.30%, 02/01/27 (Call 11/01/26)	1,339	1,523,661
3.30%, 04/01/27 (Call 02/01/27)	264	301,586
TWDC Enterprises 18 Corp., 2.95%, 06/15/27(a)	976	1,090,651
ViacomCBS Inc., 2.90%, 01/15/27 (Call 10/15/26)	628	675,690
Walt Disney Co. (The), 3.70%, 03/23/27	411	477,714

		5,532,555

Mining — 0.1%
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	350	398,839

Oil & Gas — 3.2%
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	958	1,057,191
3.54%, 04/06/27 (Call 02/06/27)	107	121,411
3.59%, 04/14/27 (Call 01/14/27)	723	817,749
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)	1,197	1,345,236

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	$1,108	$1,199,388
Chevron Corp., 2.00%, 05/11/27 (Call 03/11/27)	247	264,167
Cimarex Energy Co., 3.90%, 05/15/27 (Call 02/15/27)	686	698,746
Concho Resources Inc., 3.75%, 10/01/27 (Call 07/01/27)	925	1,012,172
Eni USA Inc., 7.30%, 11/15/27	215	274,736
Exxon Mobil Corp., 3.29%, 03/19/27 (Call 01/19/27)	930	1,060,860
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	846	891,041
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	819	829,934

		9,572,631

Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 3.34%, 12/15/27 (Call 09/15/27)	1,193	1,315,664

Packaging & Containers — 0.3%
Packaging Corp. of America, 3.40%, 12/15/27 (Call 09/15/27)(a)	335	376,128
WRKCo Inc., 3.38%, 09/15/27 (Call 06/15/27)(a)	450	494,559

		870,687

Pharmaceuticals — 4.7%
AmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)	770	887,718
AstraZeneca PLC, 3.13%, 06/12/27 (Call 03/12/27)	729	822,443
Becton Dickinson and Co., 3.70%, 06/06/27 (Call 03/06/27)	1,514	1,729,972
Bristol-Myers Squibb Co.
3.25%, 02/27/27(a)	650	751,550
3.45%, 11/15/27 (Call 08/15/27)	999	1,161,967
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)(a)	1,215	1,382,779
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	535	589,388
3.40%, 03/01/27 (Call 12/01/26)	1,130	1,274,685
CVS Health Corp.
3.63%, 04/01/27 (Call 02/01/27)(a)	310	354,801
6.25%, 06/01/27(a)	250	318,840
Eli Lilly & Co.
3.10%, 05/15/27 (Call 02/15/27)	440	498,335
5.50%, 03/15/27	325	414,024
Johnson & Johnson, 2.95%, 03/03/27 (Call 12/03/26)	642	727,393
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	543	581,330
3.10%, 05/17/27 (Call 02/17/27)(a)	1,399	1,590,271
Upjohn Inc., 2.30%, 06/22/27 (Call 04/22/27)(b)	230	242,222
Zoetis Inc., 3.00%, 09/12/27 (Call 06/12/27)	776	872,651

		14,200,369

Pipelines — 4.1%
Boardwalk Pipelines LP, 4.45%, 07/15/27 (Call 04/15/27)	435	463,627
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27 (Call 01/01/27)	1,295	1,463,816
Enable Midstream Partners LP, 4.40%, 03/15/27 (Call 12/15/26)	620	584,480
Enbridge Inc., 3.70%, 07/15/27 (Call 04/15/27)	599	670,197
Energy Transfer Operating LP
4.20%, 04/15/27 (Call 01/15/27)	575	601,030
5.50%, 06/01/27 (Call 03/01/27)	804	889,956
Enterprise Products Operating LLC, 3.95%, 02/15/27 (Call 11/15/26)	435	499,019
MPLX LP
4.13%, 03/01/27 (Call 12/01/26)	1,099	1,201,031
4.25%, 12/01/27 (Call 09/01/27)	638	700,301
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	150	167,820

Security	Par (000)	Value

Pipelines (continued)
ONEOK Inc., 4.00%, 07/13/27 (Call 04/13/27)	$440	$450,758
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27 (Call 09/15/26)	1,295	1,479,577
Sunoco Logistics Partners Operations LP, 4.00%, 10/01/27 (Call 07/01/27)	648	660,241
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)	488	524,273
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	286	357,497
Williams Companies Inc. (The), 3.75%, 06/15/27 (Call 03/15/27)	1,504	1,647,978

		12,361,601

Real Estate Investment Trusts — 6.7%
Alexandria Real Estate Equities Inc., 3.95%, 01/15/27 (Call 10/15/26)	433	493,971
American Campus Communities Operating Partnership LP, 3.63%, 11/15/27 (Call 08/15/27)	301	319,048
American Tower Corp.
2.75%, 01/15/27 (Call 11/15/26)	333	363,593
3.13%, 01/15/27 (Call 10/15/26)	537	596,392
3.55%, 07/15/27 (Call 04/15/27)(a)	755	861,055
AvalonBay Communities Inc., 3.35%, 05/15/27 (Call 02/15/27)	450	508,122
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	313	324,769
Brixmor Operating Partnership LP, 3.90%, 03/15/27 (Call 12/15/26)	371	386,103
Crown Castle International Corp.
3.65%, 09/01/27 (Call 06/01/27)	767	882,510
4.00%, 03/01/27 (Call 12/01/26)	450	522,000
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 05/15/27)	1,050	1,210,209
Duke Realty LP, 3.38%, 12/15/27 (Call 09/15/27)	415	471,992
EPR Properties, 4.50%, 06/01/27 (Call 03/01/27)	427	406,828
Equinix Inc.
1.80%, 07/15/27 (Call 05/15/27)	480	493,306
5.38%, 05/15/27 (Call 05/15/22)	1,131	1,245,763
ERP Operating LP, 3.25%, 08/01/27 (Call 05/01/27)	410	461,340
Essex Portfolio LP, 3.63%, 05/01/27 (Call 02/01/27)	245	275,524
Federal Realty Investment Trust, 3.25%, 07/15/27 (Call 04/15/27)	445	474,308
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27 (Call 04/01/27)	405	442,997
Highwoods Realty LP, 3.88%, 03/01/27 (Call 12/01/26)	340	370,801
Hudson Pacific Properties LP, 3.95%, 11/01/27 (Call 08/01/27)	370	395,275
Kimco Realty Corp., 3.80%, 04/01/27 (Call 01/01/27)	405	442,175
Life Storage LP, 3.88%, 12/15/27 (Call 09/15/27)	390	433,485
Mid-America Apartments LP, 3.60%, 06/01/27 (Call 03/01/27)	499	563,576
National Retail Properties Inc., 3.50%, 10/15/27 (Call 07/15/27)	380	402,906
Omega Healthcare Investors Inc., 4.50%, 04/01/27 (Call 01/01/27)	653	692,853
Physicians Realty LP, 4.30%, 03/15/27 (Call 12/15/26)	175	186,326
Prologis LP, 2.13%, 04/15/27 (Call 02/15/27)	147	157,694
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)(a)	497	566,789
Realty Income Corp., 3.00%, 01/15/27 (Call 10/15/26)	658	719,681
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	510	551,733
Simon Property Group LP
3.38%, 06/15/27 (Call 03/15/27)(a)	627	682,577
3.38%, 12/01/27 (Call 09/01/27)	709	779,311
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	410	436,470
Spirit Realty LP, 3.20%, 01/15/27 (Call 11/15/26)	290	292,955

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Tanger Properties LP, 3.88%, 07/15/27 (Call 04/15/27)	$310	$288,216
UDR Inc., 3.50%, 07/01/27 (Call 04/01/27)	217	241,710
Ventas Realty LP, 3.85%, 04/01/27 (Call 01/01/27)	410	439,024
VEREIT Operating Partnership LP, 3.95%, 08/15/27 (Call 05/15/27)	550	589,352
Welltower Inc., 2.70%, 02/15/27 (Call 12/15/26)	75	79,563
Weyerhaeuser Co., 6.95%, 10/01/27(a)	190	240,713

		20,293,015

Retail — 4.0%
AutoNation Inc., 3.80%, 11/15/27 (Call 08/15/27)(a)	295	315,355
AutoZone Inc., 3.75%, 06/01/27 (Call 03/01/27)	482	553,389
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	252	261,145
3.00%, 05/18/27 (Call 02/18/27)	1,030	1,176,651
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	489	506,668
Dollar General Corp., 3.88%, 04/15/27 (Call 01/15/27)	492	573,918
Home Depot Inc. (The)
2.50%, 04/15/27 (Call 02/15/27)	256	283,643
2.80%, 09/14/27 (Call 06/14/27)	1,324	1,503,018
Lowe’s Companies Inc., 3.10%, 05/03/27 (Call 02/03/27)	1,399	1,580,338
McDonald’s Corp.
3.50%, 03/01/27 (Call 12/01/26)	977	1,120,746
3.50%, 07/01/27 (Call 05/01/27)	640	740,038
Nordstrom Inc., 4.00%, 03/15/27 (Call 12/15/26)	318	271,512
O’Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)	581	670,439
Ross Stores Inc., 4.70%, 04/15/27 (Call 02/15/27)	465	548,295
Starbucks Corp., 2.00%, 03/12/27 (Call 01/12/27)	451	474,285
TJX Companies Inc. (The), 3.75%, 04/15/27 (Call 02/15/27)	766	890,238
Walmart Inc., 5.88%, 04/05/27(a)	352	461,687

		11,931,365

Semiconductors — 4.0%
Applied Materials Inc., 3.30%, 04/01/27 (Call 01/01/27)	1,200	1,389,732
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	4,026	4,470,672
Intel Corp.
3.15%, 05/11/27 (Call 02/11/27)(a)	1,379	1,573,384
3.75%, 03/25/27 (Call 01/25/27)	85	100,011
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	520	575,380
Micron Technology Inc., 4.19%, 02/15/27 (Call 12/15/26)	806	926,569
NXP BV/NXP Funding LLC/NXP USA Inc., 3.15%, 05/01/27 (Call 03/01/27)(b)	458	497,622
QUALCOMM Inc., 3.25%, 05/20/27 (Call 02/20/27)	1,821	2,088,723
Texas Instruments Inc., 2.90%, 11/03/27 (Call 08/03/27)	465	527,826

		12,149,919

Shipbuilding — 0.2%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	557	616,961

Software — 4.7%
Activision Blizzard Inc., 3.40%, 06/15/27 (Call 03/15/27)	306	346,056
Adobe Inc., 2.15%, 02/01/27 (Call 12/01/26)	770	834,965
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	542	618,628
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	281	311,092
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	689	791,764
Fiserv Inc., 2.25%, 06/01/27 (Call 04/01/27)	775	830,296
Intuit Inc., 1.35%, 07/15/27 (Call 05/15/27)	122	124,983
Microsoft Corp., 3.30%, 02/06/27 (Call 11/06/26)(a)	3,444	3,987,911

Security	Par/ Shares (000)	Value

Software (continued)
Oracle Corp.
2.80%, 04/01/27 (Call 02/01/27)(a)	$1,239	$1,375,191
3.25%, 11/15/27 (Call 08/15/27)	2,917	3,335,706
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	1,205	1,327,151
4.65%, 05/15/27 (Call 03/15/27)	259	297,402

		14,181,145

Telecommunications — 5.3%
AT&T Inc.
2.30%, 06/01/27 (Call 04/01/27)	1,341	1,420,950
3.80%, 02/15/27 (Call 11/15/26)	1,388	1,587,109
4.25%, 03/01/27 (Call 12/01/26)	1,998	2,334,183
Telefonica Emisiones SA, 4.10%, 03/08/27(a)	1,261	1,462,886
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	490	528,818
3.70%, 09/15/27 (Call 06/15/27)	480	544,032
T-Mobile USA Inc., 3.75%, 04/15/27 (Call 02/15/27)(b)	3,447	3,905,934
Verizon Communications Inc.
3.00%, 03/22/27 (Call 01/22/27)	800	901,936
4.13%, 03/16/27	2,696	3,229,242

		15,915,090

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)	388	406,434

Transportation — 1.5%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27 (Call 03/15/27)	588	679,528
CSX Corp., 3.25%, 06/01/27 (Call 03/01/27)	830	946,939
FedEx Corp., 3.30%, 03/15/27 (Call 12/15/26)	454	503,931
Norfolk Southern Corp.
3.15%, 06/01/27 (Call 03/01/27)	375	419,535
7.80%, 05/15/27	48	66,455
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	400	430,316
3.00%, 04/15/27 (Call 01/15/27)	395	444,770
United Parcel Service Inc., 3.05%, 11/15/27 (Call 08/15/27)	996	1,135,619

		4,627,093

Trucking & Leasing — 0.1%
GATX Corp., 3.85%, 03/30/27 (Call 12/30/26)	365	400,953

Water — 0.2%
American Water Capital Corp., 2.95%, 09/01/27 (Call 06/01/27)	559	628,171

Total Corporate Bonds & Notes — 98.9% (Cost: $276,484,130)		298,125,581

Short-Term Investments

Money Market Funds — 5.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.40%(c)(d)(e)	16,668	16,686,532

5

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(c)(d)	267	$267,000

		16,953,532

Total Short-Term Investments — 5.6% (Cost: $16,934,611)		16,953,532

Total Investments in Securities — 104.5% (Cost: $293,418,741)		315,079,113

Other Assets, Less Liabilities — (4.5)%		(13,580,932)

Net Assets — 100.0%		$301,498,181

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$23,298,687	$—	$(6,616,323	)(a)	$(9,354)	$13,522	$16,686,532	16,668	$119,389	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	775,000	—	(508,000	)(a)	—	—	267,000	267	7,863		—

					$(9,354)	$13,522	$16,953,532		$127,252		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$298,125,581	$—	$298,125,581
Money Market Funds	16,953,532	—	—	16,953,532

	$16,953,532	$298,125,581	$—	$315,079,113

6